Schedule of Investments August 31, 2021 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 73.7% (1)
Canadian Crude Oil Pipelines - 12.8% (1)
Enbridge Inc.	3,754,678	$147,596,392
Pembina Pipeline Corporation	2,796,189	85,216,556
		232,812,948
Canadian Natural Gas/Natural Gas Liquids Pipelines - 7.9% (1)
Keyera Corp.	2,271,608	54,699,363
TC Energy Corporation	1,870,849	88,827,910
		143,527,273
United States Crude Oil Pipelines - 4.8% (1)
Plains GP Holdings, L.P.	9,057,144	88,397,725
United States Energy Technology - 0.2% (1)
EVgo, Inc. (2)	353,411	3,244,313
United States Natural Gas Gathering/Processing - 13.2% (1)
Antero Midstream Corporation	1,960,135	18,836,897
EnLink Midstream, LLC	930,081	5,013,137
Equitrans Midstream Corporation	5,769,989	50,372,004
Hess Midstream LP	441,009	11,351,572
Targa Resources Corp.	3,507,671	154,056,910
		239,630,520
United States Natural Gas/Natural Gas Liquids Pipelines - 32.3% (1)
Cheniere Energy, Inc. (2)	1,908,496	166,917,060
Kinder Morgan, Inc.	8,423,023	137,042,584
ONEOK, Inc.	2,772,468	145,610,020
The Williams Companies, Inc.	5,602,109	138,316,071
		587,885,735
United States Renewables and Power Infrastructure - 2.5% (1)
Clearway Energy, Inc.	377,640	11,854,120
NextEra Energy Partners LP	293,199	23,435,396
Sempra Energy	72,564	9,604,571
		44,894,087
Total Common Stock
(Cost $1,027,834,355)		1,340,392,601

Master Limited Partnerships- 24.5% (1)
United States Crude Oil Pipelines - 3.8% (1)
BP Midstream Partners LP	1,087,310	14,287,253
Genesis Energy, L.P.	558,695	4,408,104
Nustar Energy L.P.	1,653,161	26,863,866
Shell Midstream Partners, L.P.	1,984,030	24,145,645
		69,704,868
United States Natural Gas Gathering/Processing - 2.7% (1)
Crestwood Equity Partners LP	304,605	8,026,342
Western Midstream Partners, LP	2,084,911	41,156,143
		49,182,485
United States Natural Gas/Natural Gas Liquids Pipelines - 10.2% (1)
DCP Midstream, LP	1,040,345	27,111,391
Energy Transfer LP	9,405,775	87,473,707
Enterprise Products Partners L.P.	3,174,676	70,668,288
		185,253,386
United States Other - 0.2% (1)
Westlake Chemical Partners LP	115,077	2,996,605
United States Refined Product Pipelines - 7.6% (1)
Magellan Midstream Partners, L.P.	701,601	34,525,785
MPLX LP	3,076,636	86,515,004
Phillips 66 Partners LP	499,212	17,846,829
		138,887,618
Total Master Limited Partnerships
(Cost $398,781,403)		446,024,962

Short-Term Investment - 1.2% (1)
United States Investment Company - 1.2% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $21,885,011)	21,885,011	21,885,011

Total Investments - 99.4% (1)
(Cost $1,448,500,769)		1,808,302,574
Other Assets in Excess of Liabilities, Net - 0.6%(1)		11,228,047
Total Net Assets - 100.0%(1)		$1,819,530,621

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,340,392,601	$-	$-	$1,340,392,601
Master Limited Partnerships	446,024,962	-	-	446,024,962
Short-Term Investment	21,885,011	-	-	21,885,011
Total Investments	$1,808,302,574	$-	$-	$1,808,302,574

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended August 31, 2021, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.(1)	12,061,845	2,469,403	5,474,104	9,057,144

	Value as of August 31, 2021	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.(1)	$88,397,725	$-	$5,466,129	$(56,021,961)	$80,608,465

(1) Security is unaffiliated as of August 31, 2021